Nationwide® Advisory Variable Universal Life
Individual Flexible Premium Adjustable Variable, Fixed, and Index-Linked Universal Life Insurance Policies
Issued by
Nationwide Life and Annuity Insurance Company
through its
Nationwide VL Separate Account-G
Summary Prospectus for New Investors
May 1, 2025
The policy described in this prospectus is not available in the state of New York.
This Summary Prospectus summarizes key features of the policy. Not all benefits and features are available in all states. Check the statutory prospectus for information relating to state availability.
Before you invest, you should also review the statutory prospectus for the policy, which contains more information about the policy’s features, benefits, and risks. You can find this document and other information about the policy online at https://nationwide.onlineprospectus.net/NW/C000227145NW/index.php?ctype=product_prospectus. You can also obtain this information at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com.
Under state law a Policy Owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days. Upon cancellation, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted. For more information, see Right to Cancel (Examination Right) in the statutory prospectus.
You should review the statutory prospectus, or consult with your financial professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC’s staff and is available at Investor.gov.
This policy is available through third party financial intermediaries who may charge an investment advisory fee for their services, and these fees are in addition to the policy fees and expenses described in this prospectus. If a Policy Owner elects to pay any investment advisory fees from the policy through partial surrenders or investment advisory policy loans, this may reduce the Death Benefit and other benefits under the policy, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty. For more information, see Policy Loans, Partial Surrender, and Taxes in the statutory prospectus.

Glossary
Accumulation Unit – An accounting unit of measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initial set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness.
Cash Value – The total amount allocated to the Sub-Accounts, the declared rate policy loan account, the investment advisory policy loan account, and the general account options.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, reduction for any long-term care benefits paid, adjustments or reductions under the Long-Term Care Rider II, or due and unpaid policy charges.

Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding declared rate policy loans and investment advisory policy loans, including principal and interest due.
Index Segment(s) – A division of an indexed interest strategy created by the allocation of Net Premium and/or allocation or transfer of Cash Value to an indexed interest strategy on a Sweep Date.
Index Segment Maturity Date – The scheduled end date of an Index Segment term.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their birthday nearest the Policy Date. If their last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday.
Lapse – The policy terminates without value.
Long-Term Care Specified Amount – The elected Long-Term Care Rider II benefit amount adjusted for any post issue decreases.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life and Annuity Insurance Company.
Net Amount At Risk – The base policy's Death Benefit minus the policy's Cash Value.
Net Premium – Premium after any amounts required to be deposited in the Fixed Account, any required investment advisory policy loan repayment, and transaction charges, but before any allocation to an investment option.

No-Lapse Guarantee Monthly Premium – Dollar amounts used to calculate the Premium that must be paid to meet the requirements of the No-Lapse Guarantee Policy Continuation provision.
No-Lapse Guarantee Period – The length of time during which the no-lapse guarantee feature of this policy is available. The No-Lapse Guarantee Period is elected at the time of application and is stated in the Policy
Specification Pages. The No-Lapse Guarantee Period cannot be changed on or after the Policy Date.

Pending Sweep Transaction – Cash Value being held in the Fixed Account, including attributable accrued interest, pending application to an indexed interest strategy on the next applicable Sweep Date.

Policy Date – The date the policy takes effect as shown in the Policy Specification Pages. Policy years, months, and anniversaries are measured from this date.
Policy Monthaversary – The same day of the month as the Policy Date for each succeeding month. In any month where such day does not exist (e.g. 29th, 30th, or 31st), the Policy Monthaversary will be the last day of that calendar month.

Policy Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.

Policy Specification Page(s) – The Policy Specification Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy
Specification Page(s) will be issued if the Policy Owner makes any changes to coverage elections after the policy is issued.

Premium – Amount(s) paid to purchase and maintain the policy.
Percent of Premium Charge – A charge that is deducted for any Premium payment applied to a policy that is in excess of the no-lapse guarantee annual premium. The percent of Premium charge rate is equal to the applicable state Premium tax based upon your state of residence.

Returned Premium – Any return of Premium due to Code Section 7702 or 7702A.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the
Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision in the statutory prospectus.

Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Sweep Date(s) – The dates on which allocated Net Premium and/or transferred Cash Value are applied to an indexed interest strategy to create a new Index Segment.
TI Accelerated Death Benefit Payment – The actual benefit amount that will be paid under the Accelerated Death
Benefit for Terminal Illness Rider if the eligibility and conditions for payment are met. The benefit amount paid is reduced for risk deductions and adjustments for premature payment of the Base Policy Specified Amount.

Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts.
One Valuation Period ends and another begins as of the close of regular trading on the New York Stock Exchange.

Variable Account – Nationwide VL Separate Account-G, a separate account that Nationwide established to hold
Policy Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Important Information You Should Consider About the Policy
FEES AND EXPENSES (see Additional Information About Fees later in this summary prospectus and Expenses in the statutory prospectus)
Charges for Early Withdrawals
Surrender Charge – There are no surrender charges upon a full surrender of the policy.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee in the statutory prospectus). Currently,Nationwide waives the Partial
Surrender Fee.Nationwide may elect in the future to assess a Partial Surrender Fee. The
Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5%
of the amount surrendered.

Transaction Charges
The Policy Owner may also be charged for other transactions as follows:
● Percent of Premium Charge – Deducted from any Premium payment applied to a policy that is in excess of the no-lapse guarantee annual premium.
● Indexed Interest Strategy Charge – Assessed upon creation of an Index Segment in an
Indexed Interest Strategy.
● Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
● Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges in the statutory prospectus.

Ongoing Fees and Expenses (periodic charges)
In addition to any Partial Surrender Fee and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the
Insured (e.g., age, sex, and rating classification), see Standard Policy Charges and Policy
Riders and Rider Charges in the statutory prospectus. Please refer to the Policy
Specification Pages of your policy for rates applicable to the policy.

These fees and expenses do not reflect investment advisory fees you may pay to a third party financial intermediary from the policy’s Cash Value or from other assets. If such charges were reflected, the fees and expenses would be higher.

A Policy Owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.50%[1]	2.34%[1]
1 As a percentage of underlying mutual fund net assets. Minimum and maximum expenses include the maximum Low Cost Sub-Account Fee (see Low Cost Sub-Account Fee in the statutory prospectus).

RISKS
Risk of Loss	Policy Owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks in the statutory prospectus).
Not a Short-Term Investment
The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks in the statutory prospectus). The primary benefit of this policy is life insurance coverage, and it is designed for long term financial planning.
In addition, the policy may limit partial surrenders in the early policy years (see Partial
Surrender in the statutory prospectus).

Risks Associated with Investment Options
● Investment in this policy is subject to the risk of poor investment performance.
Investment Experience can vary depending on the performance of the investment options chosen by the Policy Owner.
● Each investment option and each general account option will have its own unique risks.
● Review the prospectuses for the underlying mutual funds before making an investment decision.
See Principal Risks in the statutory prospectus.

RISKS
Insurance Company Risks
Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see
Principal Risks in the statutory prospectus).

Policy Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges.Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans (including investment advisory policy loans to pay investment advisory fees), partial surrenders (including partial surrenders to pay investment advisory fees), and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy. The Death Benefit will not be paid if the policy has Lapsed.
For more information, see Principal Risks and Lapse in the statutory prospectus.

RESTRICTIONS
Investments
● Nationwide may restrict the form in which Sub-Account transfer requests will be accepted (see Sub-Account Transfers in the statutory prospectus).
● Nationwide may impose restrictions to deter short-term trading in the Sub-Accounts (see
Sub-Account Transfers in the statutory prospectus).
● Nationwide may limit the frequency of transfers involving the indexed interest options, and Nationwide reserves the right to restrict transfers out of the indexed interest strategies (see Indexed Interest Options Transfers in the statutory prospectus).
● The Fixed Account is not available for direct allocation of Premium by the Policy Owner
(see The Fixed Account in the statutory prospectus).
● Nationwide reserves the right to add, remove, and substitute investment options available under the policy (see Addition, Deletion, or Substitution of Mutual Funds in the
statutory prospectus).
● Transfers between Sub-Accounts may be subject to restrictions designed to deter short-
term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions in the statutory prospectus).
● Not all investment options may be available under your policy (see Appendix A:
Underlying Mutual Funds Available Under the Policy in the statutory prospectus).

Optional Benefits
● Certain optional benefits may be subject to availability, eligibility, and/or invocation requirements. Availability of certain optional benefits may be subject to Nationwide’s underwriting approval for the optional benefit.
● Partial surrenders and Indebtedness, including where used to pay investment advisory fees to a third party financial intermediary from the policy’s Cash Value, will reduce benefits available under certain optional benefits.
● Policy loans are not permitted while benefits are being paid under certain optional benefits.
● Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new policies and will not impact any policies already In
Force.
For more information, see Policy Riders and Rider Charges in the statutory prospectus.

TAXES
Tax Implications
● Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.
● Earnings on the policy are generally not taxable to the Policy Owner, unless withdrawn from the policy. Partial and full surrenders, including partial surrenders to pay investment advisory fees from the policy, may be subject to federal and state income taxes, may be taxed as ordinary income, and may be subject to a 10% tax penalty.
For more information, see Taxes in the statutory prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some financial professionals receive compensation for selling the policy. Compensation can take the form of commissions and other indirect compensation in that Nationwide may share the revenue it earns on this policy with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this policy over another investment to recommend this policy over another investment (see A Note on Charges in the statutory prospectus).

Exchanges
Some financial professionals may have a financial incentive to offer an investor a new policy in place of the one he/she already owns. An investor should only exchange his/her policy if he/she determines, after comparing the features, fees, and risks of both policies, that it is preferable for him/her to purchase the new policy, rather than to continue to own the existing one (see Exchanging the Policy for Another Life Insurance Policy in the
statutory prospectus).

Overview of the Policy
Purpose
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the Policy Owner is invested, and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
This policy offers permanent life insurance protection with potential accumulation of Cash Value on a tax deferred basis. Prospective purchasers should consult with a financial professional to determine whether this policy is appropriate for them, taking into consideration his/her particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this policy is intended as a long-term investment, it is not a short-term investment and is not appropriate for an investor who needs ready access to cash, see Principal Risks in the statutory prospectus.
Premiums
The Policy Owner will select a Premium payment plan for the policy at the time of application. Within limits, the Policy Owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Sub-Account Investment Experience in the statutory prospectus. Payment of insufficient Premium may cause the policy to Lapse.
Net Premium, loan repayments, and Cash Value may be allocated among the indexed interest options and/or variable investment options available in the policy.
The policy currently offers two types of general account options, the Fixed Account and indexed interest options, see Risk Associated with Cash Value in the General Account Options in the statutory prospectus. As general account options, amounts credited to these investment options are dependent on Nationwide’s financial strength and claims paying ability.
The Fixed Account will earn interest daily at an effective annual rate, see The Fixed Account in the statutory prospectus. The Fixed Account is not available for direct allocation of Premium by the Policy Owner.
The indexed interest options offered under the policy use the change in value of reference indexes as factors in the calculation of interest credited to Index Segments. Interest is calculated and applied on Index Segment Maturity Dates; however, no interest will be credited for amounts deducted from an Index Segment before the Index Segment Maturity Date for:
•
full and partial surrenders;
•
policy and Rider charge deductions; or
•
policy loans, including due and unpaid policy loan interest charged.
See Indexed Interest Options in the statutory prospectus.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VL Separate Account-G contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Policy.
Policy Features
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit in the statutory prospectus.
Death Benefit Option 1: The Death Benefit will be the Base Policy Specified Amount as of the Insured's date of death.

Death Benefit Option 2: The Death Benefit will be the Base Policy Specified Amount plus the Cash Value as of the Insured's date of death.
For additional information, see Standard Death Benefit Options in the statutory prospectus.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the Policy Owner may choose to:
•
change the death benefit option;
•
decrease the Base Policy Specified Amount and decrease the Long-Term Care Specified Amount;
•
change beneficiaries; and
•
change ownership of the policy.
No-Lapse Guarantee Policy Continuation Feature
The policy will remain In Force during the No-Lapse Guarantee Period as long as sufficient Premium is paid to meet the requirements set forth in the No-Lapse Guarantee Policy Continuation provision in the statutory prospectus.
Access to Cash Value
Subject to conditions, the Policy Owner may:
•
take a policy loan, including declared rate policy loans and/or investment advisory policy loans, see Policy Loans in the statutory prospectus.
•
take a partial surrender, see Partial Surrender in the statutory prospectus.
•
surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender in the statutory prospectus.
Payment of Investment Advisory Fees from the Policy
If a Policy Owner elects to pay any investment advisory fees from the policy through partial surrenders or investment advisory policy loans, this may reduce the Death Benefit and other benefits under the policy, may result in adverse tax consequences, and may increase the risk of policy Lapse. For more information, see Policy Loans, Partial Surrender, and Taxes in the statutory prospectus.
Transfer Requests
Generally, Policy Owners may request to transfer allocations between the indexed interest options and Sub-Accounts daily. Policy Owners may request to transfer allocations to the indexed interest options daily that will create one or more Index Segments on the Sweep Date coinciding with or next following the date of the transfer request, see Indexed Interest Options in the statutory prospectus. Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center in the statutory prospectus.
Restrictions or limitations on transfers from the indexed interest option(s) may delay a Policy Owner’s ability to transfer Cash Value to the Sub-Accounts. Additionally, transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience. For additional information, see Transfers Among and Between the Policy Investment Options in the statutory prospectus.
Taxes
Earnings on the policy are generally not taxable to the Policy Owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes in the statutory prospectus.
Assignment
Policy Owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy in the statutory prospectus.

Right to Cancel (Examination Right)
For a limited time, the Policy Owner may cancel the policy and Nationwide will refund the amount prescribed by state law, see Right to Cancel (Examination Right) in the statutory prospectus.
Riders
The Policy Owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued, see Appendix B: State Variations in the statutory prospectus.
•
Accelerated Death Benefit for Chronic Illness Rider
•
Accelerated Death Benefit for Critical Illness Rider
•
Accelerated Death Benefit for Terminal Illness Rider
•
Long-Term Care Rider II
•
Overloan Lapse Protection Rider II
For additional information, see Policy Riders and Rider Charges in the statutory prospectus.
Standard Death Benefit
Standard Death Benefit Options
Policy Owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit in the statutory prospectus.
Death Benefit Option 1: The Death Benefit will be the Base Policy Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Base Policy Specified Amount plus the Cash Value as of the Insured's date of death.
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long-Term Care Rider II is elected, when the Rider’s Lapse protection feature is keeping the policy In Force when the Insured dies.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the Policy Owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•
the cash value accumulation test; or
•
the guideline premium/cash value corridor test.

If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•
The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•
Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•
Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Death Benefit Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Other Benefits Available Under the Policy
In addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges in the statutory prospectus. Additional information on the fees associated with each benefit is in Additional Information About Fees later in this summary prospectus.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
No-Lapse Guarantee Policy Continuation	Prevents Lapse during the No-Lapse Guarantee Period if Premium requirements are satisfied	Standard
● The No-Lapse Guarantee Period is elected at the
time of application and cannot be changed after the
policy is issued
● The No-Lapse Guarantee Monthly Premium can
change due to action by the Policy Owner
● When the No-Lapse Guarantee Period ends, the
policy may be at risk of Lapse
See No-Lapse Guarantee Policy Continuation in the
statutory prospectus

Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
● Transfers are only permitted from a limited number
of Sub-Accounts
● The Fixed Account is not available as an originating
investment option
● Transfers may not be directed to the Fixed Account
● Nationwide may modify, suspend, or discontinue
these programs at any time
● Transfers are only made monthly
See Policy Owner Services in the statutory
prospectus

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	● Assets in the Fixed Account are excluded from the program ● Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services in the statutory prospectus
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
● Only available to policies that are not modified
endowment contracts
● Policy Owners are responsible for monitoring the
policy to prevent Lapse
● Program will terminate upon the occurrence of
specified events
● Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services in the statutory
prospectus

Declared Rate Policy Loans	Provide for policy loans	Standard	● Minimum loan amount is $200 See Policy Loans in the statutory prospectus
Investment Advisory Policy Loans	Provide for policy loans for investment advisory fees	Standard	● Limited availability ● Subject to an annual maximum amount for any Policy Year ● Nationwide reserves the right to stop offering at any time See Policy Loans in the statutory prospectus
Accelerated Death Benefit for Chronic Illness Rider	Provides for chronic illness benefit payments	Optional
● Subject to eligibility requirements
● Insured must be between Attained Age 18 and 65
when the policy is issued
● Not available if the Long-Term Care Rider II is
elected
● Insured must be certified by a licensed health care
practitioner within 30 days prior to submitting a
claim
● Subject to annual and lifetime dollar amount
limitations
● 90-day waiting period applies for the first claim;
waiting period may apply for subsequent claims
● Death Benefit must be changed to Death Benefit
Option 1
● Partial Surrenders and Indebtedness will reduce
benefits
● Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
● Benefit amount may be reduced because of
benefits paid under other Riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Critical Illness Rider	Provides for critical illness benefit payments	Optional
● Subject to eligibility requirements
● Insured must be between Attained Age 18 and 65
when the policy is issued
● Insured must have one of the qualifying critical
illness conditions to invoke this Rider
● Subject to annual and lifetime dollar amount
limitations
● Death Benefit must be changed to Death Benefit
Option 1
● Partial Surrenders and Indebtedness will reduce
benefits
● Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
● Benefit amount may be reduced because of
benefits paid under other Riders

Accelerated Death Benefit for Terminal Illness Rider	Provides a one-time terminal illness benefit payment	Optional
● The Rider only applies to the Insured under the
base policy
● Invoking the Rider is subject to eligibility
requirements
● Requested Percentage must not exceed 50% of the
Base Policy Specified Amount
● Amount of the TI Accelerated Death Benefit
payment must be at least $10,000 and cannot
exceed $250,000
● The minimum Base Policy Specified Amount for the
policy must still be met after processing the
acceleration request
● Timing restrictions on coverage may apply
● Receipt of accelerated death benefits may be
taxable and may adversely impact eligibility for
other government benefits
● Benefit amount may be reduced because of
benefits paid under other Riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Long-Term Care Rider II	Provides a monthly benefit by accelerating a portion of the Base Policy Specified Amount for qualified long-term care services	Optional
● Must be elected at application
● If this Rider is elected, the Accelerated Death
Benefit for Chronic Illness Rider is not available
● Underwriting and approval of the Rider are
separate and distinct from that of the policy
● Insured must be between Attained Age 21 and 80
when the Rider is elected
● Long-Term Care Specified Amount must be at least
$100,000 and no more than the maximum
determined in underwriting
● Increases of the Long-Term Care Specified Amount
are not permitted
● Subject to maximum monthly benefit
● Subject to eligibility requirements to invoke the
Rider
● Subject to an elimination period, a 90-day waiting
period, before benefits are paid
● Written notice of claim is required
● Benefit associated with the Rider may not cover all
long-term care costs incurred
● The Rider does not provide benefits for chronic
illness resulting from suicide attempts, the
commission of felonies, alcoholism or drug
addiction, or war. The Rider also does not cover
preexisting conditions not disclosed in the
application for the Rider if the need for services
begins during the first six months after the Rider
effective date.
● While benefit is being paid no loans or partial
surrenders may be taken

Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	Optional
● Subject to eligibility requirements to invoke the
Rider
● Election to invoke is irrevocable
● Once invoked, all other Riders terminate
● Cash Value will be transferred to the Fixed Account
and may not be transferred out
● No further loans or partial surrenders may be taken
from the policy

Buying the Policy
Initial Premium Payment
The required initial Premium payment amount is stated in the Policy Specification Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and the Insured’s age, sex, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Sub-Account Investment Experience in the statutory prospectus. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the Policy Owner. Additional Premium payments must be submitted to the Service Center.

Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy Owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•
Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•
Nationwide will refuse and refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance. Refunds of Premium will be processed from the policy investment options in the order described in Partial Surrender in the statutory prospectus.
•
Nationwide will monitor Premiums paid and will notify Policy Owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes in the statutory prospectus.
•
Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments, see Policy Loans in the statutory prospectus.
Premium payments will be allocated to the Sub-Accounts and indexed interest options according to the allocation instructions in effect at the time the Premium is received, subject to availability.
Premium allocations to the indexed interest options will be applied to the Fixed Account as a Pending Sweep Transaction on the day they are received. On the applicable Sweep Date, Pending Sweep Transactions will be allocated to the indexed interest strategies, after processing for monthly deductions and other policy charges, loans and partial surrenders, according to the allocation instructions in effect on the day on which the Net Premium was received, unless changed by any transfer requests received in the meantime. Therefore, as a result of any of the deductions described above, the Cash Value applied to the indexed interest strategy may be less than the amount applied as the Pending Sweep Transaction.
The Policy Owner may change how future Premium will be allocated at any time while the policy is In Force by notifying Nationwide in writing.
How Your Policy Can Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Sub-Account Investment Experience in the statutory prospectus. A Policy Owner can avoid Lapsing the policy by paying the amount required by the No-Lapse Guarantee Policy Continuation provision or by invoking the Overloan Lapse Protection Rider II to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a Policy Owner can take action to prevent the Lapse. Subject to certain conditions, a Policy Owner may reinstate a policy that has Lapsed.
No-Lapse Guarantee Policy Continuation
The policy provides for a No-Lapse Guarantee Policy Continuation provision during the No-Lapse Guarantee Period shown in the Policy Specification Pages. The No-Lapse Guarantee Period is elected at the time of application and cannot be changed after the policy is issued. During the No-Lapse Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the No-Lapse Guarantee Monthly Premium in effect for each respective month since the policy was issued.
The No-Lapse Guarantee Monthly Premium required is stated in the Policy Specification Pages and will vary by the Insured's Issue Age, sex, underwriting classification, the Base Policy Specified Amount and any Riders elected.
The No-Lapse Guarantee Monthly Premium can only change due to action taken by the Policy Owner. If a Policy Owner has made any changes to the policy after it is issued, including any partial surrenders, decreases to the Base Policy Specified Amount, terminating a Rider, and/or changing the death benefit option, the No-Lapse Guarantee Monthly Premium may change. A change will result in reissued Policy Specification Pages which will show the new No-Lapse Guarantee Monthly Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the No-Lapse Guarantee Policy Continuation provision in effect.
When the No-Lapse Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the No-Lapse Guarantee Policy Continuation provision.

Grace Period
If the Cash Surrender Value on any Policy Monthaversary is not sufficient to cover the current monthly deductions and the requirements of the No-Lapse Guarantee Policy Continuation provision, if applicable, are not met, then a Grace Period will begin. At the beginning of a Grace Period, the Policy Owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. If the required Premium is not paid within 61 days, the policy and all Riders will Lapse. The amount is equal to:
(1)
the lesser of:
(a)
the amount of Premium required to pay any due and unpaid policy charges; or
(b)
the amount of Premium that will bring the No-Lapse Guarantee Policy Continuation provision back into effect, if applicable; plus
(2)
Premium projected to keep the policy In Force for three additional months.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A Policy Owner may request reinstatement of a Lapsed policy by:
(1)
submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)
providing evidence of insurability satisfactory to Nationwide;
(3)
paying:
(a)
if the policy is not in the No-Lapse Guarantee Period, sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period, plus the policy charges due on the reinstatement date, plus any amount needed to increase the Cash Value, minus any Indebtedness and any surrender charge, to zero; or
(b)
if the policy is in the No-Lapse Guarantee Period, the lesser of:
i.
sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period, plus the policy charges due on the reinstatement date, plus any amount needed to increase the Cash Value, minus any Indebtedness and any surrender charge, to zero; or
ii.
sufficient Premium to meet the No-Lapse Guarantee Monthly Premium requirement of the No-Lapse Guarantee Policy Continuation provision; and
(c)
sufficient Premium, to pay policy charges and/or No-Lapse Guarantee Monthly Premium to meet the requirements of the No-Lapse Guarantee Policy Continuation provision as applicable, to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement; and
(4)
repaying or reinstating any Indebtedness that existed at the end of the Grace Period. Note: Indebtedness may only be reinstated as a declared rate policy loan. Therefore, any outstanding investment advisory policy loans will be reinstated as declared rate policy loans.
The Policy Owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next Policy Monthaversary following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Cash Value will be applied to the policy investment options according to the Policy Owner’s most recent allocation instructions for Net Premium.

Making Withdrawals: Accessing the Money in Your Policy
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the Policy Owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. See Payment of Policy Proceeds in the statutory prospectus for additional information.
Partial Surrender
A Policy Owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the Policy Owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center in the statutory prospectus. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 5% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee in the statutory prospectus. See Payment of Policy Proceeds in the statutory prospectus for additional information.
A partial surrender cannot cause the Base Policy Specified Amount to be reduced below the Minimum Base Policy Specified Amount indicated in the Policy Specification Pages, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes in the statutory prospectus.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Partial Surrenders to Pay Investment Advisory Fees from the Policy
Some Policy Owners utilize an investment adviser(s) to manage their assets, for which the investment adviser assesses a fee. Investment advisers are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the policy fees and expenses described in this prospectus. Some Policy Owners authorize their investment adviser to take a partial surrender(s) from the policy to collect investment advisory fees. In order to take partial surrenders from the policy to pay investment advisory fees, the investment adviser and Policy Owner must complete an authorization form specified by Nationwide. Once the authorization form is completed, the investment adviser may thereafter request a partial surrender(s) via the Service Center without further approval, counter-signature, or cosignature from the Policy Owner.
Partial surrenders to pay investment advisory fees reduce the Cash Value, Cash Surrender Value, Base Policy Specified Amount, and Death Benefit. A partial surrender from an Index Segment before the Index Segment Maturity Date will result in no interest credited for the amount deducted. In addition, partial surrenders taken from the policy to pay investment advisory fees may negatively impact the Rider benefits available under the policy, see Policy Riders and Rider Charges in the statutory prospectus. Partial surrenders to pay investment advisory fees are subject to the same restrictions and limitations for partial surrenders generally, as described above.

Additional Information About Fees
The following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and surrendering or taking partial surrenders from the policy. Please refer to the Policy Specification Pages of your policy for information about the specific fees you will pay based on the options you have elected. These fees and expenses do not reflect investment advisory fees you may pay to a third party financial intermediary from the policy's Cash Value or from other assets. If such charges were reflected, the fees and expenses would be higher.
The first table describes the fees and expenses that a Policy Owner will pay at the time the Policy Owner pays Premium into the policy, surrenders or takes partial surrenders from the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge	Upon making a Premium payment	Maximum: 5% of each Premium
Indexed Interest Strategy Charge[1]	Upon creation of an Index Segment in an Indexed Interest Strategy	Maximum: 1.00% of Cash Value applied to create an Index Segment	Currently: 0.00% of Cash Value applied to create an Index Segment
Service Fee[2]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 5% of the amount surrendered from the policy's Cash Value	Currently: $0
Accelerated Death Benefit for Chronic Illness Rider Charge
CI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Accelerated Death Benefit for Critical Illness Rider Charge
CRI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Accelerated Death Benefit for Terminal Illness Rider Charge3†
TI Administrative Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Rider Charge	Upon invoking the Rider	Maximum: $200 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment	Minimum: $30 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, an assumed interest rate of 5% and a risk charge of 3.6%.	Upon invoking the Rider	$100 per $1,000 of TI Unadjusted Accelerated Death Benefit Payment
Overloan Lapse Protection Rider II Charge†	Upon invoking the Rider	Maximum: $185.00 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85Insured with a Cash Value of $500,000,assuming the guideline premium/cash value corridor life insurance qualification test is elected	Upon invoking the Rider	$32 per $1,000 of Cash Value
1
Indexed Interest Strategy Charge rates may vary by Indexed Interest Strategy and date on which an Index Segment was created.
2
The Policy Owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.
3
The Accelerated Death Benefit for Terminal Illness Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the TI Accelerated Death Benefit Payment.
The next table describes the fees and expenses that a Policy Owner will pay periodically while the policy is In Force, not including underlying mutual fund operating expenses.
Periodic Charges Other Than Annual Portfolio Company Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge1†	Monthly	Maximum during the No- Lapse Guarantee Period: $11.35 per $1,000 of Net Amount At Risk Maximum after the No- Lapse Guarantee Period: $83.34 per $1,000 of Net Amount At Risk	Minimum during the No- Lapse Guarantee Period: $0.00 per $1,000 of Net Amount At Risk Minimum after the No- Lapse Guarantee Period: $0.13 per $1,000 of Net Amount At Risk
Representative: an age 35 male preferred non-tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1, guaranteed to age 65	Monthly	$0.00 per $1,000 of Net Amount At Risk in the first policy year during the No-Lapse Guarantee Period $0.35 per $1,000 of Net Amount At Risk in the first policy year after the No-Lapse Guarantee Period
Percent of Sub-Account Value Charge	Monthly	Maximum: 1.00% of the Cash Value allocated to the Sub- Accounts for all policy years
Per $1,000 of Specified Amount Charge†	Monthly	Maximum: $7.572 per $1,000 of Base Policy Specified Amount	Minimum: $0.005 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age of 35, in the first policy year, male preferred non- tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1; guaranteed to age 65	Monthly	$0.1170 per $1,000 of Base Policy Specified Amount during the No-Lapse Guarantee Period $0.05 per $1,000 of Base Policy Specified Amount after the No-Lapse Guarantee Period

Declared Rate Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: Policy Years 1-5: 3.90% of outstanding policy loan Policy Years 6+: 3.25% of outstanding policy loan
Investment Advisory Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: 3.25% of outstanding policy loan
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Long-Term Care Rider II Charge†	Monthly	Maximum: $4.17 per $1,000 of Long-Term Care Specified Amount	Minimum: $0.00 per $1,000 of Long-Term Care Specified Amount
Representative: an Attained Age 35 male preferred non-tobacco with an elected benefit percentage of 4%	Monthly	$0.08 per $1,000 of Long Term Care Specified Amount
†
This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.
1
The maximum Cost of Insurance Charge calculation assumes: the Insured is a male; issue age 80; policy year 40; standard tobacco; and any Base Policy Specified Amount. Other sets of assumptions may also produce the maximum charge. On a current basis, the cost of insurance rate is 0.00 during the No-Lapse Guarantee Period.
2
The Declared Rate Policy Loan Interest Charge and Investment Advisory Policy Loan Interest Charge are described in more detail in Policy Loans in the statutory prospectus.
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a Policy Owner may periodically pay while the policy is In Force. These amounts also include the maximum applicable Low Cost Sub-Account Fee if you choose to invest in certain Sub-Accounts (see Low Cost Sub-Account Fee in the statutory prospectus). A complete list of the underlying mutual funds available under the policy, including their annual expenses, may be found in Appendix: Underlying Mutual Funds Available Under the Policy.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.50%	2.34%

Appendix: Underlying Mutual Funds Available Under the Policy
The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000227145NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge, such as any Low Cost Sub-Account Fee. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Commodities	Advisors Preferred Trust - Gold Bullion Strategy Portfolio Investment Advisor: Advisors Preferred, LLC Sub-Advisor: Flexible Plan Investments, Ltd.	1.64%	0.00%	1.64%	24.34%	8.00%	5.62%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.93%	0.20%	1.13%	48.13%	17.84%	15.55%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.06%	0.00%	1.06%	9.72%	8.57%	7.36%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.61%	0.00%	0.61%	13.02%	9.81%	9.66%
Equity	ALPS Variable Investment Trust - ALPS/ Alerian Energy Infrastructure Portfolio: Class III Investment Advisor: ALPS Advisors, Inc.	1.30%*	0.00%	1.30%	40.60%	14.15%	5.07%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	16.11%	8.04%	8.05%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.16%*	0.00%	1.16%	2.12%	2.74%	5.54%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.84%	0.00%	0.84%	31.30%	18.53%	16.29%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.78%	0.00%	0.78%	23.92%	12.73%	11.93%
Equity	American Funds Insurance Series® - International Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.03%	0.00%	1.03%	2.93%	0.97%	3.75%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	0.00%	1.07%	6.33%	4.29%	5.96%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.73%*	0.00%	0.73%	0.98%	0.07%	1.42%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	18.85%	11.92%	9.99%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock International Limited	0.78%*	0.00%	0.78%	7.85%	4.18%	4.75%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.77%*	0.00%	0.77%	1.14%	-0.50%	1.11%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock International Limited and BlackRock (Singapore) Limited	1.01%*	0.00%	1.01%	8.93%	5.72%	5.32%
Equity	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.20%*	0.00%	1.20%	26.58%	20.37%	20.25%
Commodities	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 Investment Advisor: UBS Asset Management (Americas) LLC	1.05%*	0.20%	1.25%	4.83%	6.85%	1.12%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class (formerly, DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class) Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.31%*	0.35%	0.66%	15.10%	10.74%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio) Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.21%	0.35%	0.56%	5.38%	0.81%	1.53%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Allocation	DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class (formerly, DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class) Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.35%	0.63%	11.99%	7.77%	6.95%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA International Small Portfolio) Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.39%	0.35%	0.74%	3.82%	4.11%	5.91%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA International Value Portfolio) Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.28%	0.35%	0.63%	6.62%	7.08%	5.62%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio) Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.12%	0.35%	0.47%	5.48%	1.91%	1.57%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio) Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	13.38%	8.43%	8.52%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio) Investment Advisor: Dimensional Fund Advisors LP	0.28%	0.35%	0.63%	8.14%	12.55%	9.46%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation-Protected Securities Portfolio: Institutional Class (formerly, DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class) Investment Advisor: Dimensional Fund Advisors LP	0.11%	0.35%	0.46%	1.88%	1.82%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Sub-Advisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	1.00%*	0.20%	1.20%	15.56%	5.32%	5.30%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.67%	0.00%	0.67%	15.58%	10.57%	9.35%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.81%	0.00%	0.81%	33.45%	16.74%	13.33%
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.57%	0.00%	0.57%	16.57%	10.28%	8.35%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	4.02%	12.13%	4.19%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.73%	0.35%	1.08%	8.39%	5.55%	4.88%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.82%	0.00%	0.82%	38.56%	18.46%	17.93%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.81%	0.00%	0.81%	30.07%	18.63%	16.34%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	1.03%	0.00%	1.03%	7.92%	6.61%	8.01%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.63%	0.00%	0.63%	1.50%	0.20%	1.68%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.82%	0.00%	0.82%	17.18%	11.06%	8.94%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	5.78%	2.54%	3.34%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.84%	0.00%	0.84%	9.16%	11.93%	9.37%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.31%*	0.00%	1.31%	6.10%	3.66%	4.43%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.75%*	0.00%	0.75%	-11.37%	-4.85%	-2.03%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.92%*	0.00%	0.92%	3.09%	1.01%	2.51%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.19%*	0.00%	1.19%	6.83%	3.83%	3.84%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.62%*	0.00%	0.62%	3.06%	0.38%	2.25%
Equity	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.68%	0.00%	0.68%	13.22%	7.64%	7.83%
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Sub-Advisor: Invesco Asset Management Limited	1.02%	0.00%	1.02%	-1.80%	-2.39%	1.52%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.20%	0.82%	15.43%	8.33%	8.66%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.20%	0.92%	15.61%	9.88%	12.40%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	1.63%	0.09%	1.35%
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.93%	0.20%	1.13%	13.11%	7.14%	7.60%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	1.13%	0.00%	1.13%	5.58%	6.95%	5.29%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Franklin Templeton Fund Adviser, LLC Sub-Advisor: ClearBridge Investments, LLC	0.74%	0.20%	0.94%	27.89%	14.75%	14.58%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Franklin Templeton Fund Adviser, LLC Sub-Advisor: ClearBridge Investments, LLC	1.05%	0.00%	1.05%	4.23%	5.13%	7.66%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%	0.00%	0.99%	6.72%	1.90%	3.73%
Equity	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.05%*	0.00%	1.05%	14.44%	8.85%	11.43%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	6.44%	4.71%	8.92%
Equity	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	0.00%	1.04%	11.34%	5.61%	6.02%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Amundi Asset Management, US	0.81%	0.00%	0.81%	10.34%	5.12%	4.38%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I) Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.80%*	0.00%	0.80%	8.90%	4.24%	4.32%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Newton Investment Management Limited	0.63%*	0.00%	0.63%	15.49%	11.25%	9.40%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.23%	0.20%	0.43%	1.14%	-0.54%	1.13%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: DoubleLine Capital LP	0.60%*	0.20%	0.80%	3.63%	-0.06%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Federated Investment Management Company	0.32%	0.20%	0.52%	5.04%	2.30%	1.53%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	0.98%*	0.00%	0.98%	11.31%	7.19%	6.03%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.30%	0.20%	0.50%	3.25%	4.51%	5.12%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.22%*	0.35%	0.57%	1.36%	-0.30%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.23%*	0.35%	0.58%	16.19%	10.97%
Fixed Income	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: J.P. Morgan Investment Management Inc.	0.50%	0.00%	0.50%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Jacobs Levy Equity Management, Inc.	0.70%*	0.00%	0.70%	26.06%	22.23%	16.86%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.44%	0.20%	0.64%	1.53%	-0.59%	1.48%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.55%	0.00%	0.55%	5.35%	1.65%	1.81%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.25%	0.20%	0.45%	13.65%	10.06%	9.41%
Equity	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.47%*	0.00%	0.47%
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: NS Partners Ltd	0.98%*	0.00%	0.98%	-1.35%	1.14%	3.73%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.16%	0.20%	0.36%	24.88%	14.35%	12.93%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.25%	0.20%	0.45%	11.34%	7.22%	7.67%
Equity	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series Investment Advisor: New Age Alpha Advisors, LLC	1.12%*	0.00%	1.12%	8.51%	7.56%	6.57%
Convertibles	New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class Investment Advisor: New York Life Investment Management LLC Sub-Advisor: MacKay Shields LLC	0.93%	0.00%	0.93%	8.26%	8.57%	8.21%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.29%	0.35%	0.64%	12.21%	8.51%	8.40%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.30%	0.35%	0.65%	7.04%	4.93%	5.09%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.31%	0.35%	0.66%	6.22%	4.00%	4.03%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.30%	0.35%	0.65%	11.09%	7.65%	7.52%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.29%	0.35%	0.64%	8.99%	6.32%	6.38%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Sub-Advisor: Research Affiliates, LLC	2.27%*	0.00%	2.27%	3.74%	4.42%	4.37%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.28%	0.00%	1.28%	7.53%	0.92%	3.37%
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	1.04%	0.00%	1.04%	3.56%	1.04%	1.96%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.80%	0.00%	0.80%	6.89%	3.35%	4.50%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	1.06%	0.00%	1.06%	5.41%	2.71%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	1.07%	0.00%	1.07%	2.13%	1.93%	2.16%
Fixed Income	PIMCO Variable Insurance Trust - Short- Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.62%	0.00%	0.62%	6.05%	2.76%	2.40%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.79%	0.00%	0.79%	2.53%	-0.03%	1.54%
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB Investment Advisor: Franklin Advisers, Inc. Sub-Advisor: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	0.85%	0.00%	0.85%	2.32%	-1.41%	1.03%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.18%	0.20%	1.38%	13.67%	11.00%	7.28%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	23.11%	5.15%	6.15%
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	-2.47%	7.17%	6.42%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	-1.40%	2.11%	3.52%
Commodities	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.77%*	0.00%	1.77%	8.29%	6.11%	0.05%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	16.13%	21.13%	19.69%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	0.07%	8.35%	0.21%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	-7.90%	0.19%	-9.34%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	22.26%	9.03%	8.33%
Alternative	Rydex Variable Trust - Global Managed Futures Fund Investment Advisor: Guggenheim Investments	2.11%*	0.00%	2.11%	0.37%	3.73%	0.75%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	0.14%	5.47%	6.51%
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.67%*	0.00%	1.67%	6.68%	1.50%	3.71%
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	23.40%	8.91%	10.93%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	16.50%	4.77%	6.43%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund Investment Advisor: Guggenheim Investments	1.82%*	0.00%	1.82%	-3.66%	2.43%	1.68%
Equity	Rydex Variable Trust - NASDAQ-100® Fund Investment Advisor: Guggenheim Investments	1.70%*	0.00%	1.70%	23.91%	17.87%	16.48%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	8.12%	4.01%	6.67%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	5.03%	1.22%	3.44%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	16.60%	9.90%	7.99%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	26.67%	9.44%	9.23%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	10.84%	6.32%	5.99%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	16.15%	8.58%	6.25%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	4.42%	12.27%	8.56%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	8.19%	4.21%	5.62%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	3.74%	9.22%	5.40%
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	23.97%	16.19%	15.82%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.77%*	0.00%	1.77%	15.73%	1.71%	3.07%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	1.56%	7.13%	5.26%
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	19.86%	4.09%	6.09%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.99%	0.00%	0.99%	35.17%	14.18%	14.48%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.98%	0.00%	0.98%	11.38%	8.21%	8.00%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.10%	0.00%	1.10%	1.42%	5.81%	8.20%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Sub-Advisor: T. Rowe Price Investment Management, Inc.	1.08%	0.00%	1.08%	9.04%	7.35%	9.85%
Alternative	The Merger Fund VL - The Merger Fund VL: Class I Investment Advisor: Virtus Investment Advisers, Inc. Sub-Advisor: Westchester Capital Management, LLC, an affiliate of VIA.	1.62%*	0.00%	1.62%	3.44%	3.40%	3.41%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.06%	0.00%	1.06%	-2.83%	7.54%	0.82%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.20%	0.35%	0.55%	14.80%	8.18%	8.37%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.35%	0.69%	13.41%	11.86%	12.37%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	7.49%	4.04%	4.90%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management	0.28%	0.35%	0.63%	14.89%	12.24%	9.76%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.29%	0.35%	0.64%	15.12%	9.85%	9.89%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.14%	0.35%	0.49%	24.84%	14.36%	12.95%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.13%	0.35%	0.48%	2.03%	-0.23%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Wellington Management Company, LLP	0.34%	0.35%	0.69%	33.14%	15.96%	14.67%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)	0.24%	0.35%	0.59%	6.30%	3.37%	4.53%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.31%	0.35%	0.66%	9.01%	6.27%	8.40%
Equity	Vanguard Variable Insurance Fund - Mid- Cap Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.17%	0.35%	0.52%	15.08%	9.70%	9.41%
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	10.32%	6.06%	6.52%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.26%	0.35%	0.61%	4.74%	2.84%	4.99%
Fixed Income	Vanguard Variable Insurance Fund - Short- Term Investment-Grade Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	4.89%	1.97%	2.24%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	1.24%	-0.39%	1.25%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.11%	0.35%	0.46%	5.06%	4.23%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	23.71%	13.67%	12.37%
Fixed Income	Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II (formerly, Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II) Investment Advisor: Victory Capital Management, Inc.	0.83%	0.00%	0.83%	3.02%	0.43%	1.73%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II (formerly, Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II) Investment Advisor: Victory Capital Management, Inc.	1.01%	0.00%	1.01%	10.64%	9.02%	6.91%
Fixed Income	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II (formerly, Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II) Investment Advisor: Victory Capital Management, Inc.	1.07%*	0.00%	1.07%	3.88%	1.40%	2.45%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Sub-Advisor: Duff & Phelps Investment Management Co., an affiliate of VIA.	1.10%*	0.00%	1.10%	10.92%	5.58%	6.12%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
1
Reflects the current Low Cost Sub-Account Fee. The maximum Low Cost Sub-Account Fee applicable for any Sub-Account is 1.00%.

Outside back cover page
This summary prospectus incorporates by reference the statutory prospectus and Statement of Additional Information, both dated May 1, 2025, as amended or supplemented. The statutory prospectus and Statement of Additional Information may be obtained, free of charge, at https://nationwide.onlineprospectus.net/NW/C000227145NW/index.php.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000227145